ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities And Other Payables Details Narrative
Advances from unrelated third parties		$ 1,685,366